United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-01920

__________________________________________________________

(Exact name of registrant as specified in charter)

Stralem Fund

(Address of principal executive offices) (Zip code)

645 Madison Ave, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 888-8123

Date of fiscal year end:_October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

Item 1. Schedule of Investments.

•	Stralem Equity Fund

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (96.36%):
	Aerospace & Defense (4.23%):
46,300	L-3 Communications Holdings, Inc	$ 5,131,429
	Communications Equipment (2.28%):
*112,700	Cisco Systems Inc.	2,761,150
	Computer Hardware (2.36%):
65,500	Hewlett-Packard Co	2,865,625
	Construction & Farm Machinery (3.60%):
61,400	Caterpillar Inc	4,367,996
	Diversified Chemicals (3.49%):
64,000	Eastman Chemical Co	4,228,480
	Electrical Equipment (3.40%):
81,000	Emerson Electric Co	4,118,040
	Electrical Utilities (13.77%):
234,300	Duke Energy Corp	4,372,038
99,900	Pinnacle West Capital Corp	3,838,158
94,000	Progress Energy, Inc	4,245,980
116,300	Southern Co.	4,227,505
	Health Care Equipment (2.27%):
30,000	Medtronic Inc	1,397,100
*17,400	Zimmer Holdings Inc	1,361,898
	Household Appliances (2.90%):
41,300	Whirlpool Corp	3,515,043
	Industrial Machinery (6.68%):
55,000	Danaher Corp	4,094,750
59,200	Parker-Hannifin Corp	4,002,512
	Integrated Oil & Gas (7.40%):
53,600	Chevron Corp.	4,529,200
65,300	Occidental Petroleum Corp	4,431,911
	Integrated Telecommunication Services (3.23%):
100,900	Verizon Communication Inc.	3,918,956
	Managed Health Care (3.05%):
72,600	UnitedHealth Group, Inc	3,690,984
	Multi Line Insurance (6.03%):
58,500	American International Group, Inc	3,226,860
87,500	Loews Corporation	4,085,375
	Multi Utilities (3.43%):
95,300	Consolidated Edison, Inc	4,153,174
	Oil & Gas Exploration & Production (7.84%):
56,900	Devon Energy Corp.	4,835,362
89,750	XTO Energy Inc	4,661,615
	Pharmaceuticals (8.13%):
54,700	Abbott Laboratories	3,079,610
52,700	Eli Lilly & Co	2,715,104
173,200	Pfizer Incorporated	4,051,148
	Restaurants (3.34%):
75,600	McDonald’s Corporation	4,048,380
	Semiconductors (2.53%):
76,800	Intel Corp.	1,628,160
46,300	Texas Instruments Inc	1,432,059
	Systems Software (2.88%):
107,100	Microsoft Corp.	3,491,460

	carried forward:	$ 112,507,062

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)
January 31, 2008
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 112,507,062
	Tobacco (3.52%):
56,200	Altria Group, Inc	4,261,084

		116,768,146

	United States Government obligations (2.06%):
$2,500,000	Treasury bills (2.06%):
	February 21, 2008	2,496,173

	Money market mutual funds (1.58%):
1,911,193	Dreyfus Government Cash Management Fund	1,911,193

	Total Portfolio (cost $103,002,165)	$ 121,175,512

* Nonincome producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures  (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title)*                   /s/ Philippe E. Baumann
Philippe E. Baumann
President

Date 2/15/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Hirschel B. Abelson
Hirschel B. Abelson
Treasurer

Date               2/15/08

CERTIFICATION

I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/15/08	/s/ Philippe E. Baumann Signature - Philippe E Baumann President

CERTIFICATION

I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-Q of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 2/15/08	/s/ Hirschel B. Abelson Signature - Hirschel B. Abelson Treasurer